INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Deferred Tax Assets
Rental income received in advance	$ 175,145	$ 214,793
Anticipated PPP loan expenses to be forgiven	199,390
Operating lease liabilities	8,013,099
Federal net operating loss carryforward	1,764,769	840,122
State net operating loss carryforward	693,541	670,997
Other	33,056	299,088
Total	10,879,000	2,025,000
Deferred Tax Liabilities
Unbilled receivables	412,343	460,328
Property and equipment	4,671,246	6,362,708
Unrealized gain on marketable securities	307,375	297,964
Operating lease right-of-use assets	10,229,036
Total	15,620,000	7,121,000
Net deferred tax liability	$ 4,741,000	$ 5,096,000